Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Summary of mortgage servicing rights capitalized and related amortization
($ in thousands)	2012	2011

Carrying amount, beginning of year	$2,820	$3,190
Mortgage servicing rights capitalized during the year	1,981	1,493
Mortgage servicing rights amortization during the year	(1,335)	(744)
Net change in valuation allowance	309	(1,119)
Carrying amount, end of year	$3,775	$2,820

Valuation allowance:
Beginning of year	$1,119	$-
Additions	-	1,119
Reduction	(309)	-

End of year	$810	$1,119

Fair Value, beginning of period	$2,820	$3,264
Fair Value, end of period	$4,329	$2,820